Long-Term Debt, Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-Term Debt [Line Items]
2025	$ 18,174
2026	34,969
2027	13,357
2028	20,583
2029	11,345
Thereafter	74,650
Long-term debt	173,078	$ 207,588
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2025	8,086
2026	7,745
2027	2,769
2028	292
2029	49
Thereafter	5,768
Long-term debt	24,709	58,466
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	7,826
2026	7,687
2027	3
2028	28
2029	2
Thereafter	178
Long-term debt	15,724	47,078
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	150
2026	0
2027	26
2028	193
2029	0
Thereafter	2,867
Long-term debt	3,236	3,416
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	0
2026	0
2027	429
2028	0
2029	0
Thereafter	0
Long-term debt	429	414
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member]
Maturities of Long-Term Debt [Line Items]
2025	0
2026	0
2027	2,240
2028	0
2029	0
Thereafter	0
Long-term debt	2,240
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	110
2026	58
2027	71
2028	71
2029	47
Thereafter	2,723
Long-term debt	3,080	7,558
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2025	377
2026	220
2027	43
2028	5
2029	288
Thereafter	336
Long-term debt	1,269	810
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	377
2026	220
2027	43
2028	5
2029	288
Thereafter	336
Long-term debt	1,269
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2025	9,711
2026	27,004
2027	10,545
2028	20,286
2029	11,008
Thereafter	68,546
Long-term debt	147,100	148,312
Wells Fargo & Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	8,771
2026	24,321
2027	7,787
2028	20,286
2029	10,742
Thereafter	56,945
Long-term debt	128,852	128,288
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	940
2026	2,683
2027	2,390
2028	0
2029	0
Thereafter	11,078
Long-term debt	17,091	18,841
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2025	0
2026	0
2027	368
2028	0
2029	266
Thereafter	523
Long-term debt	$ 1,157	$ 1,183